Acquisitions, Divestitures, Equity-Method Investments and Assets and Liabilities Held for Sale, Licensing Arrangements and Research and Development and Collaborative Arrangements - Array BioPharma Inc (Details) - USD ($)
$ / shares in Units, $ in Millions
		12 Months Ended
	Jul. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Cash payments for acquisition, net of cash acquired		$ 10,861	$ 0	$ 1,000
Goodwill		58,653	$ 53,411	$ 55,952
Array [Member]
Business Acquisition [Line Items]
Business acquisition, per share in cash (in dollars per share)	$ 48
Payments to acquire businesses, cash portion	$ 11,200
Cash payments for acquisition, net of cash acquired	10,900
Intangible assets	7,200
Goodwill	5,400
Net deferred tax liabilities	1,300
Assumed long-term debt	$ 451
Array [Member] | Restructuring Charges And Acquisition-Related Costs [Member]
Business Acquisition [Line Items]
Post closing compensation expense for payments to Array employees for fair value of previously unvested stock options		$ 157
Developed Technology Rights [Member]
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life		9 years
Developed Technology Rights [Member] | Array [Member]
Business Acquisition [Line Items]
Acquired intangible assets, useful life	16 years
Identifiable intangible assets	$ 1,800
In Process Research and Development [Member] | Array [Member]
Business Acquisition [Line Items]
Identifiable intangible assets	4,000
Licensing Agreements [Member] | Array [Member]
Business Acquisition [Line Items]
Intangible assets	1,400
Licensing Agreements, Technology In Development [Member] | Array [Member]
Business Acquisition [Line Items]
Intangible assets	1,100
Licensing Agreements, Developed Technology [Member] | Array [Member]
Business Acquisition [Line Items]
Identifiable intangible assets	$ 340
Finite-lived intangible asset, useful life	10 years